Cover Page	Mar. 11, 2020
Document Information [Line Items]
Entity Central Index Key	0000927653
Current Fiscal Year End Date	--03-31
Document Type	8-K
Document Period End Date	Mar. 11, 2020
Entity File Number	1-13252
Entity Registrant Name	McKESSON CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3207296
Entity Address, Address Line One	6555 State Hwy 161
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	972
Local Phone Number	446-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	MCK
Security Exchange Name	NYSE
0.625% Notes due 2021
Document Information [Line Items]
Title of 12(b) Security	0.625% Notes due 2021
Trading Symbol	MCK21A
Security Exchange Name	NYSE
1.500% Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2025
Trading Symbol	MCK25
Security Exchange Name	NYSE
1.625% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	1.625% Notes due 2026
Trading Symbol	MCK26
Security Exchange Name	NYSE
3.125% Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2029
Trading Symbol	MCK29
Security Exchange Name	NYSE